Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000105241
Shareholder Report [Line Items]
Fund Name	Winton Managed Futures Trend Fund
Class Name	Class A
Trading Symbol	EVOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Winton Managed Futures Trend Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wintonfunds.com/managed-futures-trend. You can also request this information by contacting us at 1-877-772-5838.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-772-5838
Additional Information Website	https://www.wintonfunds.com/managed-futures-trend
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	1.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.59%	[1]
AssetsNet	$ 25,479,722
Holdings Count | Holding	180
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$25,479,722 Number of Portfolio Holdings180 Advisory Fee (net of waivers)$0 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	22.1%
Money Market Funds	77.9%

The Fund invests in Futures and Forward foreign exchange contracts.  Please refer to the annual shareholder report (addressed below) for a complete listing of the Fund's holdings.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain material changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s prospectus dated October 28, 2025, which is available at www.wintonfunds.com/managed-futures-trend or by calling 1-877-772-5838 (toll free). Effective October 28, 2025, Winton Capital Management Limited assumed the day-to-day management of the Fund’s portfolio. Also, effective October 28, 2025, the Fund’s name, and principal investment strategies and risks materially changed.

C000105242
Shareholder Report [Line Items]
Fund Name	Winton Managed Futures Trend Fund
Class Name	Class C
Trading Symbol	EVOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Winton Managed Futures Trend Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wintonfunds.com/managed-futures-trend. You can also request this information by contacting us at 1-877-772-5838.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-772-5838
Additional Information Website	https://www.wintonfunds.com/managed-futures-trend
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$126	2.34%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	2.34%	[2]
AssetsNet	$ 25,479,722
Holdings Count | Holding	180
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$25,479,722 Number of Portfolio Holdings180 Advisory Fee (net of waivers)$0 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	22.1%
Money Market Funds	77.9%

The Fund invests in Futures and Forward foreign exchange contracts.  Please refer to the annual shareholder report (addressed below) for a complete listing of the Fund's holdings.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain material changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s prospectus dated October 28, 2025, which is available at www.wintonfunds.com/managed-futures-trend or by calling 1-877-772-5838 (toll free). Effective October 28, 2025, Winton Capital Management Limited assumed the day-to-day management of the Fund’s portfolio. Also, effective October 28, 2025, the Fund’s name, and principal investment strategies and risks materially changed.

C000105243
Shareholder Report [Line Items]
Fund Name	Winton Managed Futures Trend Fund
Class Name	Class I
Trading Symbol	EVOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Winton Managed Futures Trend Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wintonfunds.com/managed-futures-trend. You can also request this information by contacting us at 1-877-772-5838.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-772-5838
Additional Information Website	https://www.wintonfunds.com/managed-futures-trend
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	1.34%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.34%	[3]
AssetsNet	$ 25,479,722
Holdings Count | Holding	180
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$25,479,722 Number of Portfolio Holdings180 Advisory Fee (net of waivers)$0 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	22.1%
Money Market Funds	77.9%

The Fund invests in Futures and Forward foreign exchange contracts.  Please refer to the annual shareholder report (addressed below) for a complete listing of the Fund's holdings.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain material changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s prospectus dated October 28, 2025, which is available at www.wintonfunds.com/managed-futures-trend or by calling 1-877-772-5838 (toll free). Effective October 28, 2025, Winton Capital Management Limited assumed the day-to-day management of the Fund’s portfolio. Also, effective October 28, 2025, the Fund’s name, and principal investment strategies and risks materially changed.

[1]	Annualized
[2]	Annualized
[3]	Annualized